Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash	$ 259	$ 637
Investments with maturities from the date of acquisition of three months or less	1,624	790
Cash and cash equivalents	1,883	1,427	$ 450
Net change in non-cash working capital items
Trade and settlement receivables	478	(670)
Inventories	(421)	(412)
Prepaids and other current assets	(401)	(105)
Trade accounts payable and other liabilities	237	303
Net change in non-cash working capital items	$ (107)	$ (884)